Retirement Benefit and Other Post-retirement Obligations - Summary of Amounts Recognised in Balance Sheet (Detail) - GBP (£) £ in Millions	Dec. 31, 2017	Dec. 31, 2016	Jan. 01, 2015
Disclosure of net defined benefit liability (asset) [line items]
Fair value of plan assets	£ 3,492	£ 3,497
Present value of defined benefit obligation	(2,973)	(3,386)
Net pension asset/(liability)	519	111
Other post-retirement medical benefit obligation	(67)	(77)
Other pension accruals	(11)	(15)
Net retirement benefit asset	441	19
Retirement benefit assets	545	158
Retirement benefit obligations	(104)	(139)
UK Group plan [member]
Disclosure of net defined benefit liability (asset) [line items]
Fair value of plan assets	3,337	3,339
Present value of defined benefit obligation	(2,792)	(3,181)
Net pension asset/(liability)	545	158	£ 27
Other funded plans [member]
Disclosure of net defined benefit liability (asset) [line items]
Fair value of plan assets	155	158
Present value of defined benefit obligation	(161)	(183)
Net pension asset/(liability)	(6)	(25)
Other unfunded plans [member]
Disclosure of net defined benefit liability (asset) [line items]
Present value of defined benefit obligation	(20)	(22)
Net pension asset/(liability)	£ (20)	£ (22)